Reserves - Reconciliation (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 1999 USD ($)	Dec. 31, 1993 GBP (£)
Disclosure of reserves within equity [line items]
Foreign exchange arising on consolidation	$ (483)	$ 443	$ 40
Foreign exchange arising on designated borrowings in net investment hedges	(321)	573	(252)
Fair value movements on derivatives designated in net investment hedges	34	8	35
Foreign exchange arising on net investment hedges	100
Borrowings	30,781	20,380	18,227
Foreign exchange change arising on contingent consideration liabilities	(421)
Derivative financial instruments	83	142	36
Cumulative gain on cost of hedging	4	9	0
Gain on cost of hedging	6	9
Loss on cost of hedging			47
Other reserves
Disclosure of reserves within equity [line items]
Reserves from cancellation of share premium account | £							£ 1,255
Reserve from redenomination of share capital						$ 157
Foreign currency translation reserve
Disclosure of reserves within equity [line items]
Reserve of cash flow hedges | £					£ 527
Retained earnings.
Disclosure of reserves within equity [line items]
Cumulative translation differences included within retained earnings, beginning balance	(1,143)	(2,189)	(2,007)
Foreign exchange arising on consolidation	(483)	443	40
Exchange adjustments on goodwill (recorded against other reserves)	(21)	22	(5)
Foreign exchange arising on designated borrowings in net investment hedges	(321)	573	(252)
Fair value movements on derivatives designated in net investment hedges	34	8	35
Net exchange movement in retained earnings	(791)	1,046	(182)
Cumulative translation differences included within retained earnings, ending balance	(1,934)	(1,143)	$ (2,189)
Acerta Pharma
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	(150)
BMS's share of Global Diabetes Alliance
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	(266)
Almirall
Disclosure of reserves within equity [line items]
Foreign exchange change arising on contingent consideration liabilities	$ (5)
5.75% Non-callable bond due 2031
Disclosure of reserves within equity [line items]
Interest rate on borrowings	5.75%			5.75%	5.75%
0.875% Non-callable bond due 2021
Disclosure of reserves within equity [line items]
Borrowings | €				€ 750
Interest rate on borrowings	0.875%			0.875%	0.875%
Instruments designated in cash flow hedge | Cross currency swaps
Disclosure of reserves within equity [line items]
Derivative financial instruments		$ 43